      As Filed with the Securities and Exchange Commission on June 9, 2003

                                    1933 Act Registration No.: 333-63505
                                    1940 Act Registration No.: 811-05721
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                                   FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 8                     /X/

                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 63                            /X/

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                          (Exact Name of Registrant)

                    American Legacy Shareholder's Advantage

                 THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            1300 South Clinton Street
                                 P.O. Box 1110
                            Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, Including Area Code: (260)455-2000


                         Elizabeth A. Frederick, Esq.
                   The Lincoln National Life Insurance Company
                            1300 S. Clinton Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801
                    (Name and Address of Agent for Service)


                                   Copy To:

                             Mary Jo Ardington, Esq.
                             1300 S. Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801


            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on May 1, 2003, pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ] on               pursuant to paragraph (a) (1) of Rule 485

                      Title of securities being registered:
   Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                   The Lincoln National Life Insurance Company


                   Lincoln National Variable Annuity Account E

                               The American Legacy

                   Lincoln National Variable Annuity Account H

                               American Legacy II
                               American Legacy III
                           American Legacy III C-Share
                            American Legacy III Plus
                            American Legacy III View
                     American Legacy Shareholder's Advantage
                        (collectively, "American Legacy")

                          Supplement dated June 9, 2003
   to the Prospectus and Statement of Additional Information dated May 1, 2003

This supplement describes certain changes to the Prospectuses and Statements of Additional Information for the American Legacy contracts noted above, as follows.

Distribution of the contracts and Principal underwriter.

The following information applies to the above-referenced sections:

Beginning July 1, 2003, The Lincoln National Life Insurance Company ("Lincoln Life") will replace American Funds Distributors, Inc. as the principal underwriter and distributor of the American Legacy annuity contracts. This change will not impact the provisions of your variable annuity contract with Lincoln Life.

Lincoln Life will enter into selling agreements with various broker-dealers for sales of the American Legacy annuity contracts. Lincoln Life is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). Lincoln Life does not plan to retain any commission for its duties as principal underwriter.

i4LIFE(SM) Advantage (Non-qualified Annuity Contracts Only)- Guaranteed Income Benefit.

Additional disclosure has been added to the above-referenced section, as follows:

If you change the Access Period and/or the frequency of the regular income payment under i4LIFE(SM) Advantage, the Guaranteed Income Benefit will terminate. If the Guaranteed Income Benefit is terminated, it can be re-elected after twelve (12) months, if the i4LIFE(SM) Advantage is restarted.

                Please keep this Supplement for future reference.

PART A

Prospectus for American Legacy Shareholder's Advantage variable annuity contracts incorporated herein by reference to Post Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

PART B

Statement of Additional Information for American Legacy Shareholder's Advantage variable annuity contracts incorporated herein by reference to Post Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

                   LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                       REGISTRATION STATEMENT ON FORM N-4
                           PART C - OTHER INFORMATION


ITEM 24.  Financial Statements

  (a)  List of Financial Statements

       1. Part A.
          The Table of Condensed Financial Information incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

       2. Part B.
          The following financial statements for the Variable Account incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.


          Statement of Assets and Liabilities -- December 31, 2002
          Statement of Operations -- Year ended December 31, 2002
          Statements of Changes in Net Assets -- Years ended December 31, 2002 and 2001
          Notes to Financial Statements
          Report of Ernst & Young LLP, Independent Auditors

       3. Part B.
          The following consolidated financial statements for The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

          Consolidated Balance Sheets -- December 31, 2002 and 2001 Consolidated Statements of Income -- Years ended December 31, 2002,
             2001, and 2000
          Consolidated Statements of Shareholder's Equity -- Years ended
             December 31, 2002, 2001, and 2000
          Consolidated Statements of Cash Flows -- Years ended December 31,
             2002, 2001, and 2000
          Notes to Consolidated Financial Statements
          Report of Ernst & Young LLP, Independent Auditors

(b) Exhibits

      (1) Resolution of the Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated by reference to Post-Effective Amendment No. 9 (File No. 33-27783) filed on December 5, 1996.


     (2) Not Applicable.


     (3) (a) Form of Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-18419) filed on June 9, 2003.

     (4) (a) Variable Annuity contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-63505) filed on November 25, 1998.

         (b) Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-63505) filed on August 13, 1999.

         (c) Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

         (d) EEB Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-63505) filed on April 10, 2001.

         (e) I4LQ Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-63505) filed on April 17, 2002.

         (f) I4LNQ Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-63505) filed on April 17, 2002.

         (g) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-63505) filed on October 11, 2002.

         (h) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-63505) filed on October 11, 2002.

         (i) Individual Retirement Annuity Contract Amendment (28877-E), incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

         (j) Individual Retirement Annuity Contract Amendment (28877), incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

         (k) Roth Individual Retirement Annuity Endorsement (5305-RB), incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

         (l) Contract Benefit Data (I4LA-CB), incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

         (m) Contract Benefit Data (I4LA-CB-PR), incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

         (n) Variable Annuity Income Rider (I4LA-NQ), incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

         (o) Variable Annuity Income Rider (I4LA-Q-PR), incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

         (p) Variable Annuity Income Rider (I4LA-NQ-PR), incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

         (q) Variable Annuity Rider - GMWB (32793), incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

         (r) Section 403(b) Annuity Endorsement (32481-I), incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

         (s) Accumulated Benefit Enhancement Rider (32414), incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

         (t) Estate Enhancement Death Benefit Rider (32151-A), incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

         (u) Enhanced Guaranteed Minimum Death Benefit Rider (32149), incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

         (v) Guarantee of Principal Death Benefit Rider (32148), incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

     (5) Application incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-63505) filed on April 17, 2002.

     (6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

         (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

     (7) Not applicable.


     (8) (a) Participation Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

         (b) Amendment to Participation Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

         (c) Service Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement of Flexible Premium Variable Life Account F, Form S-6 (File No. 333-40745) filed November 21, 1997.

          (d) Amendment dated October 15, 1999 to Participation Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

     (9) Opinion and Consent of Mary Jo Ardington, Counsel, of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post Effective Amendment No. 2 (File No. 333-63505) filed on August 13, 1999.

     (10) Consent of Ernst & Young LLP, Independent Auditors.

     (11) Not applicable.

     (12) Not applicable.

     (13) Schedule for Computation of Performance Quotations incorporated herein by reference to Post Effective Amendment No. 2 (File No. 333-63505) filed on August 13, 1999.

     (14) Not applicable.

     (15) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No.4 (File No. 333-38270) filed on June 5, 2003.

     (16) Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                          POSITIONS AND OFFICES WITH DEPOSITOR
----                          ------------------------------------

Jon A. Boscia**               President and Director

Lorry J. Stensrud*            Chief Executive Officer of Lincoln Retirement,
                              Executive Vice President, and Director

John H. Gotta***              Chief Executive Officer of Life Insurance,
                              Executive Vice President and Director

Gary W. Parker***             Senior Vice President

Cynthia A. Rose*              Secretary and Assistant Vice President

Janet Chrzan*                 Senior Vice President, Chief Financial
                              Officer and Director

Eldon J. Summers*             Second Vice President and Treasurer

Richard C. Vaughan**          Director

Elizabeth Frederick*          Senior Vice President and General Counsel

See Yeng Quek****             Chief Investment Officer & Director

Barbara S. Kowalczyk**        Director

Bradley R. Skarie*            Director of Annuities Compliance

Christine Frederick***        Director of Life Compliance

Jude T. Driscoll****          Director

*         Principal business address is 1300 South Clinton Street,
          Fort Wayne, IN 46802-3506
** Principal business address is Center Square West Tower, 1500 Market Street - Suite 3900, Philadelphia, PA 19102-2112
***       Principal business address is 350 Church Street, Hartford,
          CT 06103
**** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

ITEM 27.  NUMBER OF CONTRACTOWNERS

     As of April 30, 2003, there were 272,227 contractowners under Account H.

ITEM 28.  INDEMNIFICATION

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life. Please refer to Article VII of the By-laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is again public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
     (1) through (4) set forth in that no-action letter.

ITEM 29.                       PRINCIPAL UNDERWRITER

(a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C, Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Variable Annuity Account H; Lincoln Life flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Variable Annuity Account N; Lincoln Life Flexible Premium Variable Life Account N; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Life Account Q; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; Lincoln National Variable Annuity Account 53.

(b)  See Item 25

(c)  NA


Item 30.  Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.


Item 31.  Management Services

     Not Applicable.


Item 32.  Undertakings
-------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

(f) For Contracts sold in connection with the Texas Option Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 9th day of June, 2003.

                                     LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                                     (Registrant)
                                     American Legacy Shareholder's Advantage

                                     By: /s/ Ronald L. Stopher
                                         ---------------------------------------
                                         Ronald L. Stopher
                                         Vice President, The Lincoln National
                                         Life Insurance Company

                                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                     (Depositor)

                                     By: /s/ Rise' C. M. Taylor
                                         ---------------------------------------
                                         Rise' C. M. Taylor
                                         (Signature-Officer of Depositor)
                                         Vice President, The Lincoln National
                                         Life Insurance Company
                                         (Title)


(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on June 9, 2003.

Signature                                  Title
---------                                  -----

*
---------------------------------------    President and Director
Jon A. Boscia                              (Principal Executive Officer)

*
---------------------------------------    Executive Vice President,
Lorry J. Stensrud                          Chief Executive Officer of
                                           Lincoln Retirement, and Director

*
---------------------------------------    Senior Vice President, Chief
Janet Chrzan                               Financial Officer and Director
                                           (Principal Accounting Officer and
                                           Principal Financial Officer)

*
---------------------------------------    Director
Barbara S. Kowalczyk

*
---------------------------------------    Executive Vice President,
John H. Gotta                              Chief Executive Officer of
                                           Life Insurance, and Director

*
---------------------------------------    Director
Richard C. Vaughan

*
---------------------------------------    Director
Jude T. Driscoll

*
---------------------------------------    Chief Investment Officer and Director
See Yeng Quek

*By /s/ Rise' C. M. Taylor
    -----------------------------------    Pursuant to a Power of Attorney
   Rise' C. M. Taylor